Segment reporting - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Unallocated employment costs	$ 135,142	$ 110,019
Cash and cash equivalents	251,910	207,156	$ 141,866	$ 439,999
Financial assets	40,412		37,094
Property, plant and equipment	72,238		58,661
Convertible bonds	496,237		383,023
Unallocated income, expenses and eliminations:
Disclosure of operating segments [line items]
Unallocated employment costs	9,800	$ 17,189
Reconciling items
Disclosure of operating segments [line items]
Cash and cash equivalents	143,494		82,833
Financial assets	39,412		37,094
Property, plant and equipment	8,638		6,915
Convertible bonds	$ 496,237		$ 383,023